Leases - Statement of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	$ 37,011	$ 21,014
Lease Liabilities
Current	10,000	8,231
Non-current	22,051	12,513
Total lease liabilities	32,051	20,744	$ 22,347
Production facilities and machinery [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	32,034	15,175
Buildings and improvements
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	$ 4,977	$ 5,839